Leases	12 Months Ended
Jun. 30, 2021
22. Leases

22. Leases

The Group as lessee

In the ordinary course of business, the Group leases property or spaces for administrative or commercial use both in Argentina and Israel. The agreements entered into include several clauses, including but not limited, to fixed, variable or adjustable payments. Some leases were agreed upon with related parties (Note 30).

The future minimum payments that the Group must pay under leases are as follows:

	June 30, 2021	June 30, 2020	June 30, 2019
No later than one year	-	3,467	13,012
Later than one year and not later than five years	-	7,910	20,294
Later than five years	-	3,602	1,355
	-	14,979	34,661

The Group as lessor

Leases:

In the Shopping Malls segment and Offices segment, the Group enters into operating lease agreements typical in the business. Given the diversity of properties and lessees, and the various economic and regulatory jurisdictions where the Group operates, the agreements may adopt different forms, such as fixed, variable, adjustable leases, etc. For example, operating lease agreements with lessees of Shopping Malls generally include escalation clauses and contingent payments. Income from leases are recorded in the Statement of Income under rental and service income in all of the filed fiscal years.

Rental properties are considered to be investment property. Book value is included in Note 9. The future minimum proceeds under non-cancellable operating leases from Group’s shopping malls, offices and other buildings are as follows:

	June 30, 2021	June 30, 2020	June 30, 2019
No later than one year	4,023	1,095	19,850
Later than one year and not later than five years	8,059	31,063	44,656
Later than five years	2,266	14,574	32,083
	14,348	46,732	96,589